Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Cash Flow Information
Schedule of Reconciliation of Cash

Cash for the nine months ended 31 March 2025 and 2024 as shown in the consolidated statement of cash flows is reconciled to items in the consolidated statement of financial position as follows:

	31 March 2025	31 March 2024
	AUD$	AUD$
Cash and cash equivalents	1,435,123	938,198

Cash at the end of the financial year as shown in the consolidated statement of cash flows is reconciled to items in the consolidated statement of financial position as follows:

	2024	2023
	AUD$	AUD$
Cash and cash equivalents	514,140	121,273

Schedule of Reconciliation of Net Income to Net Cash Provided by Operating Activities

Reconciliation of net income to net cash provided by operating activities:

(Loss) Profit for the period	(1,597,298)	2,422,104
Non-cash flows in (loss) profit:
– Other operating non-cash items	50,158	12,787
– depreciation	311,546	364,004
– Amortization of debt discount	413,552	-
Changes in assets and liabilities:
– (increase)/decrease in trade and other receivables	(1,273,268)	3,033,400
– (increase)/decrease in other assets	(580,866)	(1,133,313)
– (increase)/decrease in inventories	2,021,257	(3,517,356)
– increase/(decrease) in trade and other payables	(1,106,154)	(245,633)
– increase/(decrease) in provisions	(181,896)	323,492
Cash flows from/(used in) operations	(1,942,969)	1,259,485

Reconciliation of net income to net cash provided by operating activities:

(Loss) Profit for the year	(21,230,681)	1,844,970
Non-cash flows in profit:
– gain on forgiveness of payables	(670,782)
– depreciation	498,566	571,899
– Recapitalization expense	16,301,915	-
– change in fair value of warrants	(141,874)	-
Changes in assets and liabilities:
– (increase)/decrease in trade and other receivables	(32,848)	(884,401)
– (increase)/decrease in prepayment of seed purchase	3,672,697	(2,593,941)
– (increase)/decrease in other assets	351,485	(1,174,503)
– (increase)/decrease in inventories	(5,181,691)	112,917
– increase/(decrease) in trade and other payables (1)	3,742,915	2,778,396
– increase/(decrease) in provisions	505,368	34,459
Cash flows from operations	(2,184,930)	689,796

(1)	Included in this balance is a noncash amount related to recapitalization costs of $5,163,951

Schedule of Non-cash Investing and Financing Activities

Non-cash investing and financing activities were as follows:

	31 March 2025	31 March 2024
Intangible asset	-	50,000
Accrued expenses and warrant liabilities assumed upon closing of the merger with EDOC	136,105	-
Property Plant & Equipment (PPE)
Prepayment for purchase of PPE in FY 2024 capitalised in Half year ended 31 December 2024	429,841	-
Payments made by related party for company’s accrued expenses	550,702	-

	2024	2023
Acquisition of ROU assets and lease liabilities	-	275,953
Purchases of property, plant and equipment in trade payables	877,967	64,011
Accrued expenses and warrant liabilities assumed upon closing of the merger with EDOC	5,938,467	-
Promissory note – related party assumed upon closing of the merger with EDOC	1,216,928	-